Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
July 31, 2025
ZAP-NPRT1-0925
1.9881628.108
Common Stocks - 99.5%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	22,357	494,537
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	12,069	86,897
CANADA - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	20,185	117,679
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	5,377	227,716
Information Technology - 0.4%
Software - 0.4%
D-Wave Quantum Inc (b)(c)	58,077	998,344
Hut 8 Corp (United States) (b)	19,724	418,740
		1,417,084
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)	9,815	99,720
TOTAL CANADA		1,862,199
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	38,139	149,123
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	12,060	116,982
Paper & Forest Products - 0.0%
Mercer International Inc	9,482	35,178
TOTAL GERMANY		152,160
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	103,117	221,702
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	5,208	115,982
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	8,138	88,541
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	8,199	56,327
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	3,313	183,243
TOTAL IRELAND		328,111
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	21,609	307,712
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (b)	28,343	890,254
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	8,808	398,210
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	10,933	152,187
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	3,645	62,257
PUERTO RICO - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	13,084	92,242
Liberty Latin America Ltd Class C (b)	22,684	161,964
		254,206
Financials - 0.4%
Banks - 0.3%
First BanCorp/Puerto Rico	34,774	724,342
Ofg Bancorp	9,782	416,909
		1,141,251
Financial Services - 0.1%
EVERTEC Inc	13,872	501,473
TOTAL FINANCIALS		1,642,724

TOTAL PUERTO RICO		1,896,930
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	11,379	372,776
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	19,790	388,082
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	24,860	324,174
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	3,421	70,609
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)	7,644	48,539
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	5,906	70,991
TOTAL UNITED KINGDOM		119,530
UNITED STATES - 97.9%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.9%
Anterix Inc (b)	4,013	89,129
AST SpaceMobile Inc Class A (b)	41,329	2,197,463
Atn International Inc	2,228	38,210
Bandwidth Inc Class A (b)	5,979	83,168
Cogent Communications Holdings Inc	9,230	420,796
Globalstar Inc (b)	10,910	256,276
IDT Corp Class B	4,453	262,326
Lumen Technologies Inc (b)	222,081	988,260
Shenandoah Telecommunications Co	9,932	145,802
		4,481,430
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (b)	93,115	270,034
Atlanta Braves Holdings Inc Class A (b)	896	42,201
Atlanta Braves Holdings Inc Class C (b)	9,662	430,539
Cinemark Holdings Inc	21,880	587,916
Eventbrite Inc Class A (b)	16,032	39,118
Madison Square Garden Entertainment Corp Class A (b)	8,851	334,479
Madison Square Garden Sports Corp Class A (b)	3,626	732,815
Marcus Corp/The	5,309	86,908
Sphere Entertainment Co Class A (b)	5,985	257,654
Starz Entertainment Corp	2,731	39,736
Vivid Seats Inc Class A (b)(c)	19,763	30,633
		2,852,033
Interactive Media & Services - 0.7%
Angi Inc Class A (b)	9,093	147,488
Bumble Inc Class A (b)	16,614	129,257
Cargurus Inc Class A (b)	18,390	603,561
Cars.com Inc (b)	12,429	159,961
EverQuote Inc Class A (b)	5,907	145,253
fuboTV Inc (b)(c)	73,525	292,630
MediaAlpha Inc Class A (b)	7,133	71,473
Nextdoor Holdings Inc Class A (b)	47,023	82,290
QuinStreet Inc (b)	12,269	201,334
Rumble Inc Class A (b)(c)	22,609	190,820
Shutterstock Inc	5,259	100,762
Teads Holding Co (b)	7,497	18,967
TripAdvisor Inc Class A	25,691	449,336
Trump Media & Technology Group Corp (b)(c)	19,929	350,551
Vimeo Inc Class A (b)	33,452	126,783
Yelp Inc Class A (b)	13,910	478,921
ZipRecruiter Inc Class A (b)	15,996	67,183
		3,616,570
Media - 0.8%
Altice USA Inc Class A (b)	54,276	141,118
AMC Networks Inc Class A (b)	7,110	42,589
Boston Omaha Corp (b)	4,791	64,439
Cable One Inc	991	126,828
Cardlytics Inc (b)	11,146	22,737
Clear Channel Outdoor Holdings Inc (b)	71,391	75,674
DoubleVerify Holdings Inc (b)	29,329	449,320
EchoStar Corp Class A (b)	29,037	946,316
EW Scripps Co/The Class A (b)	13,333	39,866
Gannett Co Inc (b)	26,241	99,978
Gray Media Inc	17,986	81,117
Ibotta Inc Class A (b)	1,310	47,619
iHeartMedia Inc Class A (b)	24,793	46,363
Integral Ad Science Holding Corp (b)	16,044	131,561
John Wiley & Sons Inc Class A	8,801	339,719
Magnite Inc (b)	27,231	626,585
National CineMedia Inc	20,312	97,701
PubMatic Inc Class A (b)	8,676	104,199
Scholastic Corp	5,075	125,200
Sinclair Inc Class A	8,932	129,157
Stagwell Inc Class A (b)	22,545	129,183
TechTarget Inc	5,781	41,854
Thryv Holdings Inc (b)	8,815	116,005
WideOpenWest Inc (b)	10,305	34,728
		4,059,856
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)	12,853	203,849
Spok Holdings Inc	4,580	83,997
Telephone and Data Systems Inc	21,348	833,426
United States Cellular Corp (b)	3,041	221,780
		1,343,052
TOTAL COMMUNICATION SERVICES		16,352,941

Consumer Discretionary - 11.7%
Automobile Components - 1.4%
Adient PLC (b)	18,288	392,095
American Axle & Manufacturing Holdings Inc (b)	25,405	113,052
Cooper-Standard Holdings Inc (b)	3,777	91,026
Dana Inc	28,216	449,199
Dorman Products Inc (b)	5,887	710,090
Fox Factory Holding Corp (b)	9,114	276,792
Gentherm Inc (b)	6,636	212,617
Goodyear Tire & Rubber Co/The (b)	61,900	636,332
LCI Industries	5,490	521,550
Luminar Technologies Inc Class A (b)(c)	8,599	25,539
Modine Manufacturing Co (b)	11,384	1,531,831
Patrick Industries Inc	7,245	704,504
Phinia Inc	8,571	434,550
Solid Power Inc (b)	30,755	98,108
Standard Motor Products Inc	4,516	137,106
Stoneridge Inc (b)	5,660	43,582
Visteon Corp (b)	5,908	656,674
XPEL Inc (b)(d)	4,888	159,789
		7,194,436
Automobiles - 0.0%
Winnebago Industries Inc	6,033	179,301
Broadline Retail - 0.2%
Dillard's Inc Class A (c)	631	294,633
Groupon Inc (b)(c)	5,224	161,108
Kohl's Corp (c)	24,318	263,607
Savers Value Village Inc (b)	5,786	60,232
		779,580
Distributors - 0.0%
A-Mark Precious Metals Inc	4,094	87,120
Diversified Consumer Services - 1.6%
ADT Inc	83,933	700,841
Adtalem Global Education Inc (b)	7,773	888,221
American Public Education Inc (b)	3,884	114,656
Carriage Services Inc	2,851	128,067
Coursera Inc (b)	27,073	342,203
European Wax Center Inc Class A (b)	6,748	31,580
Frontdoor Inc (b)	15,924	931,554
Graham Holdings Co Class B	734	700,368
Grand Canyon Education Inc (b)	6,057	1,021,392
KinderCare Learning Cos Inc (b)	5,293	50,865
Laureate Education Inc (b)	28,745	649,637
Lincoln Educational Services Corp (b)	6,326	144,676
Matthews International Corp Class A	6,674	156,772
Mister Car Wash Inc (b)	20,233	116,846
Nerdy Inc Class A (b)(c)	18,051	27,256
Perdoceo Education Corp	13,281	382,227
Strategic Education Inc	5,213	386,518
Stride Inc (b)	9,276	1,189,461
Udemy Inc (b)	19,511	148,479
Universal Technical Institute Inc (b)	9,367	301,805
		8,413,424
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment Inc Class A (b)	12,287	158,011
Biglari Holdings Inc Class B (b)	142	43,781
BJ's Restaurants Inc (b)	4,763	168,753
Bloomin' Brands Inc	16,290	148,402
Brinker International Inc (b)	9,605	1,513,748
Cheesecake Factory Inc/The (c)	9,873	630,983
Cracker Barrel Old Country Store Inc (c)	4,790	296,980
Dave & Buster's Entertainment Inc (b)(c)	5,939	173,656
Denny's Corp (b)	10,936	40,682
Dine Brands Global Inc	3,375	76,309
El Pollo Loco Holdings Inc (b)	5,153	53,076
Empire Resorts Inc (b)(e)	126	0
First Watch Restaurant Group Inc (b)	8,782	151,841
Global Business Travel Group I Class A (b)	18,603	119,617
Golden Entertainment Inc	4,280	120,354
Jack in the Box Inc	4,065	80,081
Krispy Kreme Inc (c)	18,269	66,134
Kura Sushi USA Inc Class A (b)	1,262	110,728
Life Time Group Holdings Inc (b)	26,610	764,239
Lindblad Expeditions Holdings Inc (b)	8,021	95,851
Lucky Strike Entertainment Corp Class A (c)	5,272	52,193
Monarch Casino & Resort Inc	2,768	284,993
Papa John's International Inc	7,048	298,906
Portillo's Inc Class A (b)	12,669	126,183
Potbelly Corp (b)	5,520	66,406
Pursuit Attractions and Hospitality Inc (b)	4,604	139,225
Rci Hospitality Holdings Inc	1,746	62,559
Red Rock Resorts Inc Class A	10,792	662,089
Rush Street Interactive Inc Class A (b)	19,408	391,265
Sabre Corp (b)	83,370	252,611
Serve Robotics Inc (b)(c)	5,318	54,190
Shake Shack Inc Class A (b)	8,703	1,047,319
Six Flags Entertainment Corp (b)	20,362	610,046
Sweetgreen Inc Class A (b)	22,735	292,827
Target Hospitality Corp (b)	7,249	55,020
United Parks & Resorts Inc (b)	6,132	290,228
Viking Holdings Ltd (b)	37,486	2,201,178
Wendy's Co/The	34,668	341,480
Xponential Fitness Inc Class A (b)	5,534	57,886
		12,099,830
Household Durables - 2.2%
Beazer Homes USA Inc (b)	5,953	139,896
Cavco Industries Inc (b)	1,737	701,175
Century Communities Inc	5,773	324,962
Champion Homes Inc (b)	11,416	695,234
Cricut Inc Class A	10,318	50,558
Dream Finders Homes Inc Class A (b)(c)	6,155	155,845
Ethan Allen Interiors Inc	4,924	146,587
Flexsteel Industries Inc	797	27,105
Green Brick Partners Inc (b)	6,619	409,981
Helen of Troy Ltd (b)	4,917	108,076
Hovnanian Enterprises Inc Class A (b)	990	118,275
Installed Building Products Inc	4,931	997,492
KB Home	15,514	857,304
La-Z-Boy Inc	8,902	320,205
Legacy Housing Corp (b)	2,439	54,585
Leggett & Platt Inc	29,560	282,298
LGI Homes Inc (b)	4,487	239,022
Lovesac Co/The (b)	3,034	54,642
M/I Homes Inc (b)	5,806	697,823
Meritage Homes Corp	15,528	1,045,656
SharkNinja Inc (b)	14,335	1,664,294
Smith Douglas Homes Corp Class A (b)	1,993	37,548
Sonos Inc (b)	25,852	279,460
Taylor Morrison Home Corp (b)	21,667	1,284,420
Tri Pointe Homes Inc (b)	19,657	605,436
		11,297,879
Leisure Products - 0.4%
Acushnet Holdings Corp	5,700	453,834
Funko Inc Class A (b)	7,917	30,400
JAKKS Pacific Inc	1,910	33,826
Johnson Outdoors Inc Class A	1,214	40,305
Latham Group Inc (b)	8,528	57,820
Malibu Boats Inc Class A (b)	4,141	137,937
MasterCraft Boat Holdings Inc (b)	2,774	53,649
Peloton Interactive Inc Class A (b)	83,091	593,270
Smith & Wesson Brands Inc	9,493	75,469
Sturm Ruger & Co Inc	3,587	122,532
Topgolf Callaway Brands Corp (b)	30,894	285,770
		1,884,812
Specialty Retail - 3.0%
1-800-Flowers.com Inc Class A (b)(c)	5,575	32,948
Abercrombie & Fitch Co Class A (b)	10,301	989,102
America's Car-Mart Inc/TX (b)	1,664	74,947
American Eagle Outfitters Inc	34,287	370,300
Arhaus Inc Class A (b)	11,556	101,231
Arko Corp	14,955	62,362
Asbury Automotive Group Inc (b)	4,249	943,788
BARK Inc (b)	25,929	22,335
Barnes & Noble Education Inc (b)	4,182	36,927
Beyond Inc (b)	10,894	97,501
Boot Barn Holdings Inc (b)	6,621	1,138,150
Buckle Inc/The	6,552	323,472
Build-A-Bear Workshop Inc	2,536	128,601
Caleres Inc	7,304	100,284
Camping World Holdings Inc Class A	13,403	185,498
Chewy Inc Class A (b)	47,425	1,740,498
Children's Place Inc/The (b)(c)	2,731	13,108
Citi Trends Inc (b)	1,571	47,947
Designer Brands Inc Class A	7,391	20,843
EVgo Inc Class A (b)	27,139	91,458
Foot Locker Inc (b)(c)	18,058	452,172
Gap Inc/The	48,047	934,995
Genesco Inc (b)	2,101	50,550
Group 1 Automotive Inc	2,739	1,128,879
Guess? Inc	5,949	77,337
Haverty Furniture Cos Inc	2,870	59,208
J Jill Inc	1,575	24,696
Lands' End Inc (b)	2,506	29,395
Leslie's Inc (b)	40,253	14,933
MarineMax Inc (b)	4,029	91,378
Monro Inc	6,465	91,124
National Vision Holdings Inc (b)	17,207	417,442
ODP Corp/The (b)	6,459	115,229
OneWater Marine Inc Class A (b)	2,985	45,790
Penske Automotive Group Inc	4,022	673,323
Petco Health & Wellness Co Inc Class A (b)	19,013	57,229
RealReal Inc/The (b)	20,641	108,572
Revolve Group Inc Class A (b)	8,679	180,089
Sally Beauty Holdings Inc (b)	21,673	211,095
Shoe Carnival Inc	3,804	77,830
Signet Jewelers Ltd	9,293	735,076
Sleep Number Corp (b)(c)	4,840	35,477
Sonic Automotive Inc Class A	3,118	225,587
Stitch Fix Inc Class A (b)	24,211	114,518
ThredUp Inc Class A (b)	20,737	171,288
Upbound Group Inc	11,100	229,049
Urban Outfitters Inc (b)	12,223	920,147
Victoria's Secret & Co (b)	17,391	326,951
Warby Parker Inc Class A (b)	19,988	478,713
Winmark Corp	631	238,152
Zumiez Inc (b)	3,378	46,312
		14,883,836
Textiles, Apparel & Luxury Goods - 0.6%
Carter's Inc	7,850	190,284
Columbia Sportswear Co	6,607	373,758
Figs Inc Class A (b)	26,631	173,102
G-III Apparel Group Ltd (b)	8,184	193,142
Hanesbrands Inc (b)	75,840	310,186
Kontoor Brands Inc	10,855	604,189
Lakeland Industries Inc	1,875	26,081
Levi Strauss & Co Class A	21,189	417,211
Movado Group Inc	3,435	53,277
Oxford Industries Inc	3,011	114,960
Steven Madden Ltd	15,824	379,855
Wolverine World Wide Inc	17,491	394,947
		3,230,992
TOTAL CONSUMER DISCRETIONARY		60,051,210

Consumer Staples - 2.6%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	1,769	366,325
MGP Ingredients Inc	2,909	82,267
National Beverage Corp (b)	5,103	233,819
Vita Coco Co Inc/The (b)	8,567	302,072
		984,483
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	6,945	249,464
Chefs' Warehouse Inc/The (b)	7,695	527,569
Grocery Outlet Holding Corp (b)	21,420	282,101
Guardian Pharmacy Services Inc Class A (b)	3,634	75,951
Ingles Markets Inc Class A	3,130	196,971
Natural Grocers by Vitamin Cottage Inc	2,272	86,086
PriceSmart Inc	5,407	581,254
SpartanNash Co	7,312	194,060
United Natural Foods Inc (b)	13,183	364,378
Weis Markets Inc	3,542	256,476
		2,814,310
Food Products - 1.1%
Alico Inc	1,166	37,638
B&G Foods Inc	17,368	71,209
Beyond Meat Inc (b)(c)	16,361	49,737
BRC Inc Class A (b)	9,907	16,842
Cal-Maine Foods Inc	9,341	1,038,159
Calavo Growers Inc	3,625	95,338
Fresh Del Monte Produce Inc	7,239	272,114
Hain Celestial Group Inc (b)	19,195	30,136
J & J Snack Foods Corp	3,357	378,972
John B Sanfilippo & Son Inc	1,986	125,734
Limoneira Co	3,347	49,134
Mama's Creations Inc (b)	7,333	60,571
Marzetti Company/The	4,187	744,281
Mission Produce Inc (b)	9,517	117,440
Pilgrim's Pride Corp	8,680	411,345
Seaboard Corp	56	177,362
Seneca Foods Corp Class A (b)	970	101,588
Simply Good Foods Co/The (b)	19,919	606,733
Tootsie Roll Industries Inc Class A	3,625	137,496
TreeHouse Foods Inc (b)	9,734	187,087
Utz Brands Inc Class A	16,078	209,496
Vital Farms Inc (b)	6,716	249,835
Westrock Coffee Co (b)(c)	7,675	51,039
WK Kellogg Co (c)	14,513	334,525
		5,553,811
Household Products - 0.4%
Central Garden & Pet Co (b)	1,780	69,455
Central Garden & Pet Co Class A (b)	10,811	384,007
Energizer Holdings Inc	14,113	317,825
Oil-Dri Corp of America	2,244	126,561
Reynolds Consumer Products Inc	11,823	265,899
Spectrum Brands Holdings Inc	5,354	286,493
WD-40 Co	2,944	631,194
		2,081,434
Personal Care Products - 0.3%
Coty Inc Class A (b)	79,539	385,764
Edgewell Personal Care Co	10,074	254,167
Herbalife Ltd (b)	21,882	201,314
Honest Co Inc/The (b)	16,758	77,254
Interparfums Inc	3,873	467,085
Medifast Inc (b)	2,237	30,803
Nu Skin Enterprises Inc Class A	10,639	89,155
Olaplex Holdings Inc (b)	25,767	35,816
USANA Health Sciences Inc (b)	2,317	68,097
		1,609,455
Tobacco - 0.1%
Turning Point Brands Inc	3,848	319,153
Universal Corp/VA	5,322	289,889
		609,042
TOTAL CONSUMER STAPLES		13,652,535

Energy - 3.9%
Energy Equipment & Services - 1.5%
Archrock Inc	38,326	895,296
Aris Water Solutions Inc Class A	6,137	130,534
Atlas Energy Solutions Inc (c)	15,793	205,309
Bristow Group Inc (b)	5,362	185,364
Cactus Inc Class A	14,891	630,038
Core Laboratories Inc	10,140	110,932
DMC Global Inc (b)	3,881	31,397
Expro Group Holdings NV (b)	22,481	242,345
Helix Energy Solutions Group Inc (b)	30,723	182,187
Innovex International Inc (b)	8,375	137,518
Kodiak Gas Services Inc	8,540	276,098
Liberty Energy Inc Class A	35,292	435,503
Nabors Industries Ltd (b)(c)	3,157	109,800
Natural Gas Services Group Inc (b)	2,113	50,902
Noble Corp PLC	28,250	757,384
Oceaneering International Inc (b)	21,930	475,881
Oil States International Inc (b)	12,722	63,483
Patterson-UTI Energy Inc	76,796	453,864
ProPetro Holding Corp (b)	17,214	92,267
Ranger Energy Services Inc Class A	3,521	47,146
RPC Inc	18,753	87,201
Select Water Solutions Inc Class A	20,496	197,376
Solaris Energy Infrastructure Inc Class A	8,182	267,306
TETRA Technologies Inc (b)	25,845	105,965
Tidewater Inc (b)	9,898	494,999
Transocean Ltd (b)	170,588	498,117
Valaris Ltd (b)	14,170	689,087
		7,853,299
Oil, Gas & Consumable Fuels - 2.4%
Amplify Energy Corp (b)	8,288	31,494
Berry Corp	17,365	52,442
California Resources Corp	15,178	731,276
Calumet Inc (b)(c)	14,960	238,462
Centrus Energy Corp Class A (b)(c)	3,254	700,912
Chord Energy Corp warrants 9/1/2025 (b)	111	60
Clean Energy Fuels Corp (b)	38,130	77,404
CNX Resources Corp (b)	31,388	951,371
Comstock Resources Inc (b)	19,611	350,449
Core Natural Resources Inc	10,858	801,430
Crescent Energy Co Class A	39,989	369,498
CVR Energy Inc	7,435	199,109
Delek US Holdings Inc	13,127	293,651
Dorian LPG Ltd	7,917	227,930
Empire Petroleum Corp rights 7/25/2025 (b)	2,818	0
Excelerate Energy Inc Class A	5,313	136,332
FutureFuel Corp	6,345	25,697
Gevo Inc (b)(c)	50,206	65,268
Granite Ridge Resources Inc	12,853	66,707
Green Plains Inc (b)	14,157	117,078
Gulfport Energy Corp (b)	2,701	470,325
HighPeak Energy Inc Class A (c)	5,691	56,739
International Seaways Inc	8,792	350,801
Kinetik Holdings Inc Class A	8,427	365,563
Magnolia Oil & Gas Corp Class A	40,982	976,192
New Fortress Energy Inc Class A (c)	27,764	75,657
NextDecade Corp (b)	29,795	338,471
Northern Oil & Gas Inc	21,335	600,794
Par Pacific Holdings Inc (b)	11,301	354,625
Peabody Energy Corp	26,581	429,283
REX American Resources Corp (b)	3,244	169,596
Riley Exploration Permian Inc	2,257	59,224
Ring Energy Inc (b)	27,256	20,810
Sable Offshore Corp (b)	15,632	479,433
SandRidge Energy Inc	7,568	78,632
Sitio Royalties Corp Class A	17,192	312,379
Summit Midstream Corp Class A (b)	2,378	60,591
Talos Energy Inc (b)	26,908	230,063
Uranium Energy Corp (b)	92,904	805,479
VAALCO Energy Inc	23,985	89,224
Vital Energy Inc (b)	5,890	110,084
Vitesse Energy Inc (c)	6,700	160,331
W&T Offshore Inc (c)	21,760	38,515
World Kinect Corp	12,461	339,811
		12,409,192
TOTAL ENERGY		20,262,491

Financials - 18.6%
Banks - 8.9%
1st Source Corp	3,660	218,941
Amalgamated Financial Corp	4,471	129,614
Amerant Bancorp Inc Class A	7,651	147,664
Ameris Bancorp	13,850	946,648
Associated Banc-Corp	35,275	872,704
Atlantic Union Bankshares Corp	30,749	974,743
Axos Financial Inc (b)	11,507	993,629
Banc of California Inc	27,409	397,979
BancFirst Corp	4,337	540,043
Bancorp Inc/The (b)	10,120	639,179
Bank First Corp	1,918	227,897
Bank of Hawaii Corp	8,633	534,210
Bank of Marin Bancorp	3,165	71,687
BankUnited Inc	16,273	593,476
Banner Corp	7,518	466,680
Bar Harbor Bankshares	3,337	96,906
Berkshire Hills Bancorp Inc	9,756	240,388
BOK Financial Corp	4,872	494,654
Brookline Bancorp Inc	19,230	198,454
Burke & Herbert Financial Services Corp	2,858	165,735
Business First Bancshares Inc	6,029	143,189
Byline Bancorp Inc	5,523	145,255
California BanCorp (b)	4,968	74,470
Camden National Corp	3,679	138,735
Capital Bancorp Inc	2,549	80,243
Capitol Federal Financial Inc	26,273	158,163
Cathay General Bancorp	15,180	686,440
Central Pacific Financial Corp	5,843	155,774
City Holding Co	3,161	385,958
CNB Financial Corp/PA	4,544	104,285
Coastal Financial Corp/WA Class A (b)	2,622	252,236
Columbia Banking System Inc	45,409	1,080,734
Columbia Financial Inc (b)	5,901	84,915
Community Financial System Inc	11,488	605,418
Community Trust Bancorp Inc	3,348	180,725
Connectone Bancorp Inc	10,000	230,300
Customers Bancorp Inc (b)	6,369	406,024
CVB Financial Corp	28,162	526,348
Dime Community Bancshares Inc	8,476	234,870
Eagle Bancorp Inc	6,555	105,470
Eastern Bankshares Inc	40,829	630,808
Enterprise Financial Services Corp	8,030	443,176
Equity Bancshares Inc Class A	3,285	123,450
Esquire Financial Holdings Inc	1,436	137,684
Farmers National Banc Corp	8,287	112,206
FB Bancorp Inc	4,243	49,516
FB Financial Corp	8,775	427,869
Financial Institutions Inc	4,409	112,385
First Bancorp/Southern Pines NC	9,019	451,762
First Busey Corp	17,906	399,662
First Business Financial Services Inc	1,566	74,573
First Commonwealth Financial Corp	22,835	377,006
First Community Bankshares Inc	3,548	129,502
First Financial Bancorp	20,818	504,628
First Financial Corp	2,318	124,129
First Foundation Inc (b)	16,318	79,469
First Hawaiian Inc	27,253	660,885
First Interstate BancSystem Inc Class A	18,698	538,315
First Merchants Corp	12,663	482,714
First Mid Bancshares Inc	4,423	167,941
Firstsun Capital Bancorp (b)	2,386	84,822
Five Star Bancorp (c)	3,519	105,887
Flushing Financial Corp	7,260	87,047
FNB Corp/PA	77,101	1,181,187
Fulton Financial Corp	39,315	705,704
German American Bancorp Inc	8,211	315,467
Great Southern Bancorp Inc	1,830	104,200
Hanmi Financial Corp	6,482	147,854
Harborone Northeast Bancorp Inc	7,914	93,623
Heritage Commerce Corp	13,382	123,784
Heritage Financial Corp Wash	7,367	166,052
Hilltop Holdings Inc	9,945	294,372
Hingham Institution For Savings The (c)	382	93,544
Home BancShares Inc/AR	39,499	1,112,292
HomeStreet Inc (b)	3,807	49,796
HomeTrust Bancshares Inc	3,021	117,396
Hope Bancorp Inc	27,258	272,307
Horizon Bancorp Inc/IN	9,544	147,837
Independent Bank Corp	9,229	586,503
Independent Bank Corp/MI	4,502	137,536
International Bancshares Corp	11,575	789,184
Kearny Financial Corp/MD	12,272	72,773
Lakeland Financial Corp	5,583	353,795
Live Oak Bancshares Inc	7,365	232,808
Mercantile Bank Corp	3,504	160,098
Metropolitan Bank Holding Corp	1,987	140,163
Mid Penn Bancorp Inc	4,671	128,219
Midland States Bancorp Inc	4,712	79,916
MidWestOne Financial Group Inc	4,117	113,382
National Bank Holdings Corp Class A	8,189	303,484
NB Bancorp Inc (b)	7,810	134,566
Nbt Bancorp Inc	11,383	471,029
Nicolet Bankshares Inc	2,895	373,455
Northeast Bank	1,514	150,143
Northeast Community Bancorp Inc	2,895	59,811
Northfield Bancorp Inc	8,013	85,338
Northrim BanCorp Inc	1,190	99,401
Northwest Bancshares Inc	27,654	323,552
OceanFirst Financial Corp	12,557	210,706
Old Second Bancorp Inc	9,698	164,575
Origin Bancorp Inc	6,304	230,411
Orrstown Financial Services Inc	4,214	138,472
Pacific Premier Bancorp Inc	21,103	457,302
Park National Corp	3,170	513,128
Pathward Financial Inc	5,128	387,805
Peapack-Gladstone Financial Corp	3,354	85,460
Peoples Bancorp Inc/OH	7,579	217,063
Peoples Financial Services Corp	2,084	101,512
Preferred Bank/Los Angeles CA	2,490	226,142
Provident Financial Services Inc	28,405	517,539
QCR Holdings Inc	3,702	262,842
Renasant Corp	19,930	730,235
Republic Bancorp Inc/KY Class A	2,073	142,747
S&T Bancorp Inc	8,282	303,452
Seacoast Banking Corp of Florida	18,440	519,824
Shore Bancshares Inc	6,599	102,350
Simmons First National Corp Class A	27,118	519,852
SmartFinancial Inc	3,096	106,069
Southern Missouri Bancorp Inc	2,036	110,127
Southside Bancshares Inc	6,170	181,645
Stellar Bancorp Inc	10,019	295,861
Stock Yards Bancorp Inc	5,907	441,607
Texas Capital Bancshares Inc (b)	9,910	832,143
TFS Financial Corp	11,818	154,934
Third Coast Bancshares Inc (b)	2,775	104,479
Tompkins Financial Corp	2,723	176,124
Towne Bank/Portsmouth VA	15,101	528,988
TriCo Bancshares	7,118	292,692
Triumph Financial Inc (b)	4,760	269,987
TrustCo Bank Corp NY	4,138	138,871
Trustmark Corp	13,132	489,167
UMB Financial Corp	15,322	1,685,267
United Community Banks Inc/GA	26,270	801,235
Unity Bancorp Inc	1,317	64,678
Univest Financial Corp	6,231	179,702
Veritex Holdings Inc	11,794	374,106
WaFd Inc	17,396	506,311
Washington Trust Bancorp Inc	4,197	113,067
WesBanco Inc	20,729	624,565
Westamerica BanCorp	5,658	271,018
WSFS Financial Corp	12,276	673,216
		46,004,066
Capital Markets - 3.1%
Acadian Asset Management Inc	5,762	240,794
Artisan Partners Asset Management Inc Class A	15,329	693,637
BGC Group Inc Class A	81,972	759,880
Bridge Investment Group Holdings Inc Class A	8,621	88,279
Cohen & Steers Inc	5,833	429,075
Diamond Hill Investment Group Inc	591	80,122
DigitalBridge Group Inc Class A	34,046	365,654
Donnelley Financial Solutions Inc (b)	5,468	289,585
Federated Hermes Inc Class B	16,349	810,420
GCM Grosvenor Inc Class A	10,932	128,888
Hamilton Lane Inc Class A	9,365	1,426,291
Lazard Inc	24,398	1,268,208
Moelis & Co Class A	16,046	1,125,466
Open Lending Corp (b)	22,706	49,726
Oppenheimer Holdings Inc Class A	1,276	96,734
P10 Inc Class A	13,385	164,636
Perella Weinberg Partners Class A	13,364	266,478
Piper Sandler Cos	3,548	1,118,755
PJT Partners Inc Class A	5,289	944,721
StepStone Group Inc Class A	14,311	849,501
StoneX Group Inc (b)	9,416	915,612
TPG Inc Class A	27,709	1,581,354
Victory Capital Holdings Inc Class A	10,197	702,675
Virtu Financial Inc Class A	17,465	770,905
Virtus Invt Partners Inc	1,387	268,121
WisdomTree Inc	24,838	329,600
		15,765,117
Consumer Finance - 1.3%
Atlanticus Holdings Corp (b)	1,036	51,417
Bread Financial Holdings Inc	10,077	617,720
Dave Inc Class A (b)	1,681	396,380
Encore Capital Group Inc (b)	5,111	188,494
Enova International Inc (b)	5,504	575,498
EZCORP Inc Class A (b)	11,174	160,012
FirstCash Holdings Inc	8,353	1,113,371
Green Dot Corp Class A (b)	11,797	119,386
LendingClub Corp (b)	24,439	381,004
Lendingtree Inc (b)	2,384	111,285
Navient Corp	15,551	201,230
Nelnet Inc Class A	3,803	474,500
NerdWallet Inc Class A (b)	7,813	82,740
Oportun Financial Corp (b)	6,649	40,758
PRA Group Inc (b)	8,451	128,455
PROG Holdings Inc	8,700	277,008
Upstart Holdings Inc (b)	17,934	1,465,925
World Acceptance Corp (b)	673	105,876
		6,491,059
Financial Services - 2.3%
Alerus Financial Corp	5,114	108,110
AvidXchange Holdings Inc (b)	40,383	398,176
Cannae Holdings Inc	11,998	256,517
Cantaloupe Inc (b)	12,607	139,559
Cass Information Systems Inc	2,617	104,706
Enact Holdings Inc	6,197	215,408
Federal Agricultural Mortgage Corp Class C	2,016	347,296
Flywire Corp (b)	23,170	252,321
HA Sustainable Infrastructure Capital Inc	26,221	680,959
International Money Express Inc (b)	6,058	54,461
Jackson Financial Inc	15,437	1,351,664
loanDepot Inc Class A (b)	19,052	30,292
Marqeta Inc Class A (b)	83,218	474,343
Merchants Bancorp/IN	5,905	173,017
NCR Atleos Corp (b)	15,953	488,162
NewtekOne Inc	5,334	61,021
NMI Holdings Inc (b)	16,957	632,835
Onity Group Inc (b)	1,306	49,262
Paymentus Holdings Inc Class A (b)	6,670	185,960
Payoneer Global Inc (b)	56,743	372,802
PennyMac Financial Services Inc	6,919	644,436
Radian Group Inc	29,046	947,190
Remitly Global Inc (b)	33,207	547,916
Repay Holdings Corp Class A (b)	15,993	78,686
Rocket Cos Inc Class A (c)	52,492	775,307
Sezzle Inc (b)	3,224	499,204
Shift4 Payments Inc Class A (b)	14,579	1,501,637
UWM Holdings Corp Class A	29,596	118,976
Velocity Financial Inc (b)(c)	2,632	43,691
Walker & Dunlop Inc	7,020	526,570
		12,060,484
Insurance - 2.2%
Abacus Global Management Inc Class A (b)	5,547	30,009
Ambac Financial Group Inc/Old (b)	9,876	82,958
American Coastal Insurance Corp	5,329	55,475
Amerisafe Inc	4,118	184,404
Baldwin Insurance Group Inc/The Class A (b)	15,310	564,020
Bowhead Specialty Holdings Inc (b)	1,717	55,803
Brighthouse Financial Inc (b)	12,422	594,393
CNO Financial Group Inc	21,422	789,186
Donegal Group Inc Class A	3,676	63,043
eHealth Inc (b)	6,439	21,893
Employers Holdings Inc	5,157	212,881
F&G Annuities & Life Inc	4,661	148,733
Genworth Financial Inc Class A (b)	89,315	702,016
Goosehead Insurance Inc Class A	5,448	495,278
HCI Group Inc	2,006	280,920
Heritage Insurance Holdings Inc (b)	4,788	100,979
Hippo Holdings Inc (b)	4,057	104,833
Horace Mann Educators Corp	8,789	373,796
Investors Title Co	314	66,323
James River Group Holdings Ltd	9,840	56,088
Kemper Corp	13,014	801,532
Lemonade Inc (b)	12,135	457,247
MBIA Inc (b)	8,986	47,895
Mercury General Corp	5,725	396,456
Oscar Health Inc Class A (b)(c)	44,674	627,670
Palomar Hldgs Inc (b)	5,793	767,515
ProAssurance Corp (b)	11,015	261,716
Root Inc/OH Class A (b)	1,873	226,689
Safety Insurance Group Inc	3,227	227,019
Selectquote Inc (b)	31,155	54,833
Skyward Specialty Insurance Group Inc (b)	7,126	360,433
Stewart Information Services Corp	6,012	390,359
Tiptree Inc Class A	4,706	97,791
Trupanion Inc (b)	7,276	344,955
TWFG Inc Class A (b)	2,739	84,553
United Fire Group Inc	4,669	123,962
Universal Insurance Holdings Inc	5,471	129,334
White Mountains Insurance Group Ltd	549	981,503
		11,364,493
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AG Mortgage Investment Trust Inc	6,601	49,903
Apollo Commercial Real Estate Finance Inc	28,408	273,285
Arbor Realty Trust Inc (c)	41,516	463,319
Ares Commercial Real Estate Corp	12,200	54,534
ARMOUR Residential REIT Inc (c)	18,045	294,314
Brightspire Capital Inc Class A	28,996	150,199
Chimera Investment Corp	17,563	234,817
Claros Mortgage Trust Inc	24,598	70,104
Dynex Capital Inc	23,323	290,138
Ellington Financial Inc	20,440	259,384
Franklin BSP Realty Trust Inc	18,305	184,881
Invesco Mortgage Capital Inc (c)	14,840	112,042
Kkr Real Estate Finance Trust Inc	12,745	115,215
Ladder Capital Corp Class A	24,871	271,591
MFA Financial Inc	22,501	204,534
New York Mortgage Trust Inc	19,594	124,030
Orchid Island Capital Inc (c)	23,283	162,050
Pennymac Mortgage Investment Trust	18,864	222,407
Ready Capital Corp (c)	36,930	155,475
Redwood Trust Inc	28,449	155,332
TPG RE Finance Trust Inc	14,542	126,515
Two Harbors Investment Corp	22,675	221,081
		4,195,150
TOTAL FINANCIALS		95,880,369

Health Care - 13.8%
Biotechnology - 7.0%
4D Molecular Therapeutics Inc (b)	7,197	32,387
89bio Inc (b)	27,626	262,447
Abeona Therapeutics Inc (b)	10,392	66,197
Absci Corp (b)(c)	20,265	57,350
ACADIA Pharmaceuticals Inc (b)	26,912	641,313
ADMA Biologics Inc (b)	51,707	966,921
Agios Pharmaceuticals Inc (b)	12,589	468,563
Akebia Therapeutics Inc (b)	52,066	191,863
Akero Therapeutics Inc (b)	15,892	776,324
Alector Inc (b)	17,955	26,753
Allogene Therapeutics Inc (b)(c)	34,027	41,853
Altimmune Inc (b)(c)	17,374	64,110
Amicus Therapeutics Inc (b)	60,494	362,359
AnaptysBio Inc (b)	4,034	99,035
Anavex Life Sciences Corp (b)(c)	18,387	207,773
Anika Therapeutics Inc (b)	3,134	25,871
Annexon Inc (b)	19,283	46,279
Apogee Therapeutics Inc (b)	6,941	265,563
Arbutus Biopharma Corp (b)	32,515	106,649
Arcellx Inc (b)	8,612	614,811
Arcturus Therapeutics Holdings Inc (b)	5,369	65,555
Arcus Biosciences Inc (b)	14,533	132,686
Arcutis Biotherapeutics Inc (b)	23,095	336,725
Ardelyx Inc (b)	51,571	218,661
ArriVent Biopharma Inc (b)(c)	4,931	96,204
ARS Pharmaceuticals Inc (b)(c)	11,436	202,188
Astria Therapeutics Inc (b)	7,634	52,827
aTyr Pharma Inc (b)	19,135	90,317
Aura Biosciences Inc (b)	8,444	58,179
Avidity Biosciences Inc (b)	26,129	959,196
Avita Medical Inc (b)(c)	5,640	29,892
Beam Therapeutics Inc (b)	19,996	394,121
Bicara Therapeutics Inc (b)(c)	3,988	44,307
BioCryst Pharmaceuticals Inc (b)	45,014	366,414
Biohaven Ltd (b)	18,201	274,835
Bridgebio Pharma Inc (b)	32,032	1,514,153
C4 Therapeutics Inc (b)	12,405	25,430
Candel Therapeutics Inc (b)(c)	7,633	49,195
Capricor Therapeutics Inc (b)(c)	9,041	73,955
Cardiff Oncology Inc (b)(c)	13,151	31,168
CareDx Inc (b)	12,008	147,518
Cargo Therapeutics Inc (b)	7,785	34,799
Cartesian Therapeutics Inc rights (b)(e)	15,874	4,445
Catalyst Pharmaceuticals Inc (b)	24,989	533,015
Celcuity Inc (b)	5,941	232,679
Celldex Therapeutics Inc (b)	14,509	318,908
CG oncology Inc (b)	11,624	310,245
Chinook Therapeutics Inc rights (b)(e)	702	0
Cogent Biosciences Inc (b)	22,999	262,649
Coherus Oncology Inc (b)	25,160	23,655
Compass Therapeutics Inc (b)	21,440	63,677
Corvus Pharmaceuticals Inc (b)	13,262	55,303
Crinetics Pharmaceuticals Inc (b)	20,361	582,121
Cullinan Therapeutics Inc (b)	11,421	88,741
Day One Biopharmaceuticals Inc (b)	14,840	99,576
Denali Therapeutics Inc (b)	27,418	379,191
Dianthus Therapeutics Inc (b)	4,207	86,959
Disc Medicine Inc (b)	5,288	316,011
Dynavax Technologies Corp (b)	24,139	265,046
Dyne Therapeutics Inc (b)	19,035	187,495
Editas Medicine Inc (b)	16,708	41,937
Emergent BioSolutions Inc (b)	11,697	68,778
Enanta Pharmaceuticals Inc (b)	4,308	32,655
Entrada Therapeutics Inc (b)	5,053	29,712
Erasca Inc (b)	46,380	65,628
Geron Corp (b)	118,945	136,787
Gossamer Bio Inc (b)	41,216	84,081
GRAIL Inc (b)(c)	6,657	227,736
Heron Therapeutics Inc (b)(c)	30,288	52,398
Humacyte Inc Class A (b)(c)	24,967	59,921
Ideaya Biosciences Inc (b)	19,104	465,182
ImmunityBio Inc (b)(c)	43,579	107,204
Immunome Inc (b)	17,205	180,997
Immunovant Inc (b)	16,413	263,921
Inmune Bio Inc (b)	3,321	9,066
Intellia Therapeutics Inc (b)	22,264	259,153
Iovance Biotherapeutics Inc (b)(c)	53,061	136,367
Ironwood Pharmaceuticals Inc Class A (b)	30,296	23,146
iTeos Therapeutics Inc (b)	6,131	62,168
Janux Therapeutics Inc (b)	7,116	170,891
KalVista Pharmaceuticals Inc (b)	8,003	109,081
Keros Therapeutics Inc (b)	7,522	107,715
Kodiak Sciences Inc (b)	6,889	45,295
Korro Bio Inc (b)	1,232	18,431
Krystal Biotech Inc (b)	5,512	848,131
Kura Oncology Inc (b)	18,577	112,391
Kymera Therapeutics Inc (b)	11,315	495,031
Lexicon Pharmaceuticals Inc (b)(c)	39,811	42,598
Madrigal Pharmaceuticals Inc (b)	3,748	1,133,807
MannKind Corp (b)	65,701	248,350
MiMedx Group Inc (b)	25,582	183,935
Mineralys Therapeutics Inc (b)	8,123	114,940
Mirum Pharmaceuticals Inc (b)	9,063	468,376
Monte Rosa Therapeutics Inc (b)	9,602	47,530
Myriad Genetics Inc (b)	19,809	76,067
Neurogene Inc (b)	2,133	46,435
Nkarta Inc (b)	9,996	21,691
Novavax Inc (b)(c)	34,865	231,852
Nurix Therapeutics Inc (b)	15,219	171,366
Nuvalent Inc Class A (b)	8,344	653,752
Ocugen Inc (b)(c)	62,578	64,455
Olema Pharmaceuticals Inc (b)	10,441	53,667
OmniAb Operations Inc (b)(e)	613	245
OmniAb Operations Inc (b)(e)	613	196
Oncternal Therapeutics Inc rights (b)(e)	19	0
Organogenesis Holdings Inc Class A (b)	15,377	71,042
ORIC Pharmaceuticals Inc (b)	9,940	99,102
Perspective Therapeutics Inc (b)	12,422	47,700
Praxis Precision Medicines Inc (b)	4,070	220,675
Precigen Inc (b)(c)	33,214	56,796
Prime Medicine Inc (b)(c)	13,990	52,323
Protagonist Therapeutics Inc (b)	13,442	723,986
PTC Therapeutics Inc (b)	17,177	895,093
Puma Biotechnology Inc (b)	7,937	24,684
RAPT Therapeutics Inc (b)	2,238	24,170
Recursion Pharmaceuticals Inc Class A (b)(c)	66,137	393,515
REGENXBIO Inc (b)	9,906	84,300
Relay Therapeutics Inc (b)	28,804	101,390
Replimune Group Inc (b)	14,401	101,239
Revolution Medicines Inc (b)	37,896	1,412,384
Rezolute Inc (b)	15,226	90,595
Rhythm Pharmaceuticals Inc (b)	11,704	997,532
Rigel Pharmaceuticals Inc (b)	3,874	81,586
Rocket Pharmaceuticals Inc (b)	18,460	56,303
Roivant Sciences Ltd (b)	91,103	1,034,930
Sana Biotechnology Inc (b)(c)	28,139	114,244
Sangamo Therapeutics Inc (b)	46,980	25,233
Savara Inc (b)	25,223	65,328
Scholar Rock Holding Corp (b)	16,276	603,026
Seres Therapeutics Inc (b)(c)	1,568	22,360
Soleno Therapeutics Inc (b)	7,320	632,960
Spyre Therapeutics Inc (b)	11,006	186,772
Stoke Therapeutics Inc (b)(c)	8,838	113,568
Summit Therapeutics Inc (b)(c)	30,555	805,735
Syndax Pharmaceuticals Inc (b)	18,413	182,657
Tango Therapeutics Inc (b)(c)	14,209	85,822
Taysha Gene Therapies Inc (b)	32,282	88,130
Tectonic Therapeutic Inc (b)	2,286	50,726
TG Therapeutics Inc (b)	29,345	1,041,748
Tourmaline Bio Inc (b)	4,039	89,383
Travere Therapeutics Inc (b)	16,973	262,233
Twist Bioscience Corp (b)	13,066	438,626
Tyra Biosciences Inc (b)	4,577	50,027
Upstream Bio Inc	3,351	51,304
Vanda Pharmaceuticals Inc (b)	12,810	54,571
Vaxcyte Inc (b)	25,710	872,855
Vera Therapeutics Inc Class A (b)	11,928	247,983
Veracyte Inc (b)	17,078	401,504
Verastem Inc (b)	11,795	72,775
Vericel Corp (b)	10,986	383,851
Vir Biotechnology Inc (b)	19,844	100,609
Viridian Therapeutics Inc (b)	14,914	261,293
Voyager Therapeutics Inc (b)	9,861	31,457
Xencor Inc (b)	15,287	127,188
Y-mAbs Therapeutics Inc (b)	7,400	33,078
		36,171,918
Health Care Equipment & Supplies - 2.0%
Accuray Inc Del (b)	22,112	28,967
Alphatec Holdings Inc (b)	22,624	239,362
AngioDynamics Inc (b)	8,762	77,631
Artivion Inc (b)	8,278	255,873
AtriCure Inc (b)	10,819	379,747
Avanos Medical Inc (b)	9,936	110,985
Axogen Inc (b)	9,805	128,347
Bioventus Inc (b)	9,019	58,804
Butterfly Network Inc Class A (b)	40,383	69,055
Ceribell Inc	2,413	34,747
Cerus Corp (b)	41,304	52,869
ClearPoint Neuro Inc (b)	5,772	60,029
CVRx Inc (b)	3,349	26,658
Delcath Systems Inc (b)	6,214	66,801
Electromed Inc (b)	1,358	24,729
Embecta Corp	12,598	127,996
Glaukos Corp (b)	12,357	1,063,814
Haemonetics Corp (b)	10,877	805,333
Inogen Inc (b)	5,824	36,749
Integer Holdings Corp (b)	7,553	819,576
Integra LifeSciences Holdings Corp (b)	14,347	188,520
iRadimed Corp	1,764	102,912
LeMaitre Vascular Inc	4,432	360,056
Merit Medical Systems Inc (b)	12,778	1,084,341
Myomo Inc (b)	5,604	10,815
Neogen Corp (b)	43,318	201,429
NeuroPace Inc (b)	3,426	29,155
Novocure Ltd (b)	21,831	252,585
Omnicell Inc (b)	10,255	318,008
OraSure Technologies Inc (b)	16,175	51,437
Orthofix Medical Inc (b)	8,452	93,310
OrthoPediatrics Corp (b)	3,587	74,323
PROCEPT BioRobotics Corp (b)	11,996	581,926
Pulmonx Corp (b)	8,641	15,899
Pulse Biosciences Inc (b)(c)	4,325	64,962
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	258	1,007
RxSight Inc (b)	7,485	58,233
Semler Scientific Inc (b)(c)	2,012	72,130
Senseonics Holdings Inc (b)(c)	161,872	78,508
SI-BONE Inc (b)	8,258	140,634
STAAR Surgical Co (b)	10,679	191,314
Surmodics Inc (b)	3,093	111,039
Tactile Systems Technology Inc (b)	5,057	50,469
Tandem Diabetes Care Inc (b)	14,319	223,090
TransMedics Group Inc (b)	7,329	871,931
Treace Medical Concepts Inc (b)	9,492	50,972
UFP Technologies Inc (b)	1,596	361,318
Utah Medical Products Inc	694	38,586
Varex Imaging Corp (b)	8,944	65,112
Zimvie Inc (b)	6,045	113,586
		10,325,679
Health Care Providers & Services - 2.2%
AdaptHealth Corp (b)	22,666	203,314
Addus HomeCare Corp (b)	3,955	422,315
agilon health Inc (b)	65,968	118,083
Alignment Healthcare Inc (b)	22,580	311,152
AMN Healthcare Services Inc (b)	8,237	151,067
Astrana Health Inc (b)	8,944	213,404
Aveanna Healthcare Holdings Inc (b)	12,581	49,946
BrightSpring Health Services Inc (b)	14,637	302,254
Brookdale Senior Living Inc (b)	50,962	394,956
Castle Biosciences Inc (b)	6,235	94,460
Clover Health Investments Corp Class A (b)	89,690	259,204
Community Health Systems Inc (b)	26,180	68,068
Concentra Group Holdings Parent Inc	23,657	472,430
CorVel Corp (b)	5,930	525,398
Cross Country Healthcare Inc (b)	6,717	90,344
DocGo Inc Class A (b)	18,435	25,071
Enhabit Inc (b)	10,847	72,892
Fulgent Genetics Inc (b)	4,317	74,166
GeneDx Holdings Corp Class A (b)	4,544	463,261
Hims & Hers Health Inc Class A (b)	42,411	2,806,760
LifeStance Health Group Inc (b)	28,454	113,247
National HealthCare Corp	2,670	256,400
National Research Corp Class A	3,143	39,287
NeoGenomics Inc (b)	27,653	133,841
OPKO Health Inc (b)	97,096	124,283
Owens & Minor Inc (b)	15,789	109,418
PACS Group Inc (b)	7,997	88,447
Pediatrix Medical Group Inc (b)	18,108	221,823
Pennant Group Inc/The (b)	7,421	164,524
Premier Inc Class A	17,729	380,819
Privia Health Group Inc (b)	22,873	446,481
Progyny Inc (b)	16,276	382,649
RadNet Inc (b)	14,297	782,475
Select Medical Holdings Corp	22,371	330,867
Sonida Senior Living Inc (b)	2,054	50,158
Surgery Partners Inc (b)	16,360	359,102
Talkspace Inc Class A (b)	29,887	72,625
US Physical Therapy Inc	3,273	239,420
		11,414,411
Health Care Technology - 0.5%
Certara Inc (b)	23,745	233,651
Claritev Corp Class A (b)	1,377	54,901
Definitive Healthcare Corp Class A (b)	10,578	41,253
Evolent Health Inc Class A (b)	23,234	233,502
GoodRx Holdings Inc Class A (b)	19,148	91,719
Health Catalyst Inc (b)	14,924	54,473
HealthStream Inc	5,224	136,660
LifeMD Inc (b)	8,524	88,735
OptimizeRx Corp (b)	3,505	44,233
Phreesia Inc (b)	12,172	328,157
Schrodinger Inc/United States (b)	12,012	244,204
Simulations Plus Inc (b)	3,498	45,544
Teladoc Health Inc (b)	37,688	271,730
TruBridge Inc (b)	2,663	55,444
Waystar Holding Corp (b)	17,258	638,201
		2,562,407
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (b)	24,279	326,553
Adaptive Biotechnologies Corp (b)	24,860	254,566
Azenta Inc (b)	9,987	326,575
BioLife Solutions Inc (b)	7,997	170,016
Codexis Inc (b)	17,767	47,616
CryoPort Inc (b)	10,789	79,083
Cytek Biosciences Inc (b)	22,128	79,661
Fortrea Holdings Inc (b)	19,404	111,379
Lifecore Biomedical Inc (b)	7,935	55,545
Maravai LifeSciences Holdings Inc Class A (b)	26,015	60,875
MaxCyte Inc (b)	22,945	47,267
Mesa Laboratories Inc	1,171	89,558
Niagen Bioscience Inc (b)	11,758	109,937
OmniAb Inc (b)	21,227	40,543
Pacific Biosciences of California Inc (b)(c)	60,083	82,915
Personalis Inc (b)	13,322	73,005
Quanterix Corp (b)	7,857	46,671
Quantum-Si Inc Class A (b)(c)	29,876	44,216
Sotera Health Co (b)	33,407	383,846
Standard BioTools Inc (b)	66,306	88,187
		2,518,014
Pharmaceuticals - 1.6%
Aclaris Therapeutics Inc (b)	23,299	35,647
Alumis Inc (b)(c)	10,479	43,383
Amneal Intermediate Inc Class A (b)	32,445	253,720
Amphastar Pharmaceuticals Inc (b)	7,932	166,175
Amylyx Pharmaceuticals Inc (b)	15,545	124,826
ANI Pharmaceuticals Inc (b)	3,681	233,191
Aquestive Therapeutics Inc (b)	16,416	63,037
Arvinas Inc (b)	14,598	108,609
Axsome Therapeutics Inc (b)	8,944	906,743
Collegium Pharmaceutical Inc (b)	6,950	207,527
CorMedix Inc (b)	14,615	170,557
Edgewise Therapeutics Inc (b)	14,931	212,916
Enliven Therapeutics Inc (b)	8,402	158,042
Esperion Therapeutics Inc (b)(c)	39,164	55,613
Evolus Inc (b)	10,782	96,175
EyePoint Pharmaceuticals Inc (b)	14,813	145,464
Fulcrum Therapeutics Inc (b)	9,309	62,650
Harmony Biosciences Holdings Inc (b)	8,305	292,170
Harrow Inc (b)	6,788	215,587
Innoviva Inc (b)	11,941	216,968
LENZ Therapeutics Inc (b)	3,570	106,279
Ligand Pharmaceuticals Inc (b)	4,197	552,241
Liquidia Corp (b)(c)	10,262	191,797
Mind Medicine MindMed Inc (b)	14,611	132,814
Nektar Therapeutics (b)	2,366	51,295
Novartis AG rights (b)(e)	7,778	0
Nuvation Bio Inc Class A (b)(c)	55,367	130,666
Ocular Therapeutix Inc (b)	28,187	326,405
Omeros Corp (b)(c)	12,642	48,925
Pacira BioSciences Inc (b)	10,181	214,717
Phathom Pharmaceuticals Inc (b)(c)	9,741	83,188
Phibro Animal Health Corp Class A	4,404	116,706
Prestige Consumer Healthcare Inc (b)	10,713	792,226
Septerna Inc (c)	3,627	45,011
SIGA Technologies Inc	8,930	59,027
Supernus Pharmaceuticals Inc (b)	12,091	424,394
Tarsus Pharmaceuticals Inc (b)	8,352	324,225
Terns Pharmaceuticals Inc (b)	12,954	75,522
Theravance Biopharma Inc (b)	7,666	85,553
Third Harmonic Bio Inc (b)	4,575	24,614
Trevi Therapeutics Inc (b)	15,740	116,555
Veru Inc (b)	27,990	13,567
WaVe Life Sciences Ltd (b)	25,510	206,631
Xeris Biopharma Holdings Inc (b)	34,506	175,636
Zevra Therapeutics Inc (b)	10,797	119,955
		8,186,949
TOTAL HEALTH CARE		71,179,378

Industrials - 19.5%
Aerospace & Defense - 2.8%
AAR Corp (b)	7,693	574,744
AeroVironment Inc (b)	6,094	1,630,998
AerSale Corp (b)	5,725	34,579
Archer Aviation Inc Class A (b)	107,058	1,073,792
Astronics Corp (b)	6,637	239,728
Byrna Technologies Inc (b)	3,861	85,753
Cadre Holdings Inc	5,615	185,688
Ducommun Inc (b)	2,949	268,300
Intuitive Machines Inc Class A (b)	21,950	244,962
Kratos Defense & Security Solutions Inc (b)	36,000	2,113,200
Leonardo DRS Inc	16,147	671,715
Loar Holdings Inc (b)	5,839	431,560
Mercury Systems Inc (b)	11,024	579,752
Moog Inc Class A	6,114	1,183,548
National Presto Industries Inc	1,109	106,963
Redwire Corp Class A (b)(c)	10,554	150,817
Rocket Lab Corp	78,856	3,621,069
StandardAero Inc	28,457	812,447
V2X Inc (b)	3,093	146,546
Virgin Galactic Holdings Inc Class A (b)(c)	8,124	30,871
		14,187,032
Air Freight & Logistics - 0.1%
Forward Air Corp Class A (b)	4,490	136,451
Hub Group Inc Class A	13,189	461,879
		598,330
Building Products - 1.4%
AAON Inc	14,613	1,220,186
American Woodmark Corp (b)	3,178	167,195
Apogee Enterprises Inc	4,650	195,254
AZZ Inc	6,486	710,217
CSW Industrials Inc	3,630	941,912
Gibraltar Industries Inc (b)	6,348	419,158
Griffon Corp	8,458	687,382
Hayward Holdings Inc (b)	30,706	472,258
Insteel Industries Inc	4,211	152,017
Janus International Group Inc (b)	30,105	258,000
JELD-WEN Holding Inc (b)	18,246	82,106
Masterbrand Inc (b)	27,244	300,501
Quanex Building Products Corp	10,095	196,651
Resideo Technologies Inc (b)	32,135	877,286
Tecnoglass Inc	4,759	371,345
		7,051,468
Commercial Services & Supplies - 1.8%
ABM Industries Inc	13,493	622,432
ACCO Brands Corp	19,519	73,196
ACV Auctions Inc Class A (b)	37,115	527,404
Brady Corp Class A	9,505	670,768
BrightView Holdings Inc (b)	14,965	238,692
Brink's Co/The	9,079	792,960
CECO Environmental Corp (b)	6,216	279,409
CoreCivic Inc (b)	23,730	475,549
Deluxe Corp	9,653	155,413
Driven Brands Holdings Inc (b)	12,661	213,971
Ennis Inc	5,747	102,297
Enviri Corp (b)	17,250	155,250
GEO Group Inc/The (b)	29,993	777,419
Healthcare Services Group Inc (b)	15,721	204,530
HNI Corp	10,137	521,447
Interface Inc	12,631	260,451
Liquidity Services Inc (b)	4,914	117,346
MillerKnoll Inc	14,617	277,431
Montrose Environmental Group Inc (b)	6,839	155,177
OPENLANE Inc (b)	23,294	573,964
Perma-Fix Environmental Services Inc (b)	3,623	41,737
Pitney Bowes Inc	33,931	385,456
Quad/Graphics Inc Class A	6,434	34,293
Steelcase Inc Class A	20,582	212,612
UniFirst Corp/MA	3,259	557,387
Vestis Corp	24,550	148,773
Virco Mfg. Corp	2,044	15,821
VSE Corp	3,901	610,663
		9,201,848
Construction & Engineering - 2.1%
Ameresco Inc Class A (b)	7,002	118,474
Arcosa Inc	10,557	906,635
Argan Inc	2,810	688,394
Bowman Consulting Group Ltd (b)	3,006	104,248
Construction Partners Inc Class A (b)	10,218	1,030,485
Dycom Industries Inc (b)	6,212	1,669,848
Granite Construction Inc	9,472	894,820
Great Lakes Dredge & Dock Corp (b)	14,574	161,480
IES Holdings Inc (b)	1,810	639,057
Limbach Holdings Inc (b)	2,278	312,086
Matrix Service Co (b)	5,302	81,014
MYR Group Inc (b)	3,365	651,128
NWPX Infrastructure Inc (b)	2,132	89,075
Orion Group Holdings Inc (b)	7,563	56,041
Primoris Services Corp	11,686	1,100,471
Sterling Infrastructure Inc (b)	6,585	1,762,080
Tutor Perini Corp (b)	9,522	458,484
		10,723,820
Electrical Equipment - 1.4%
Allient Inc	3,211	129,435
American Superconductor Corp (b)	8,493	482,827
Array Technologies Inc (b)	31,128	202,332
Blink Charging Co (b)(c)	21,720	21,142
Bloom Energy Corp Class A (b)	43,721	1,634,729
ChargePoint Holdings Inc Class A (b)(c)	4,506	41,410
EnerSys	8,534	788,286
Enovix Corp Class B (b)(c)	35,435	474,829
Enovix Corp warrants 10/1/2026 (b)	1	4
Eos Energy Enterprises Inc (b)(c)	48,920	278,844
Fluence Energy Inc Class A (b)(c)	13,486	109,506
FuelCell Energy Inc (b)(c)	4,856	24,086
GrafTech International Ltd (b)	40,983	56,966
Hyliion Holdings Corp Class A (b)	26,481	39,722
LSI Industries Inc	5,828	106,652
Net Power Inc Class A (b)	8,155	23,486
NuScale Power Corp Class A (b)(c)	25,989	1,304,908
Plug Power Inc (b)(c)	215,668	323,502
Powell Industries Inc (c)	2,047	485,344
Preformed Line Products Co	629	97,074
SES AI Corp Class A (b)(c)	33,267	43,247
Shoals Technologies Group Inc (b)	35,971	193,884
Thermon Group Holdings Inc (b)	7,280	205,878
Vicor Corp (b)	4,976	221,133
		7,289,226
Ground Transportation - 0.8%
ArcBest Corp	4,991	364,992
Avis Budget Group Inc (b)	3,659	622,908
Covenant Logistics Group Inc Class A	3,427	82,762
Ftai Infrastructure Inc	24,581	154,123
Heartland Express Inc	9,224	72,132
Hertz Global Holdings Inc (b)(c)	26,595	170,474
Marten Transport Ltd	12,559	152,717
Proficient Auto Logistics Inc (b)	3,407	23,542
Ryder System Inc	8,922	1,585,529
Schneider National Inc Class B	10,126	247,581
Universal Logistics Holdings Inc	1,552	37,139
Werner Enterprises Inc	13,294	368,510
		3,882,409
Machinery - 4.5%
3D Systems Corp (b)	29,115	47,456
Alamo Group Inc	2,263	503,699
Albany International Corp Class A	6,573	356,191
Astec Industries Inc	4,943	196,039
Atmus Filtration Technologies Inc	17,924	697,423
Blue Bird Corp (b)	6,810	305,020
Columbus McKinnon Corp/NY	6,104	89,423
Douglas Dynamics Inc	5,044	144,258
Energy Recovery Inc (b)	11,768	158,280
Enerpac Tool Group Corp Class A	11,649	448,603
Enpro Inc	4,558	968,165
Esab Corp	12,306	1,651,096
ESCO Technologies Inc	5,589	1,082,589
Federal Signal Corp	13,173	1,667,307
Franklin Electric Co Inc	8,514	799,890
Gates Industrial Corp PLC (b)	49,592	1,229,882
Gorman-Rupp Co/The	4,549	187,237
Graham Corp (b)	2,214	126,530
Greenbrier Cos Inc/The	6,749	307,080
Helios Technologies Inc	7,157	262,590
Hillenbrand Inc	15,473	320,446
Hillman Solutions Corp Class A (b)	42,658	336,572
Hyster-Yale Inc Class A	2,421	101,706
JBT Marel Corp	9,992	1,376,898
Kadant Inc	2,551	848,896
Kennametal Inc	16,443	407,129
Lindsay Corp	2,347	320,389
Manitowoc Co Inc/The (b)	7,611	97,040
Mayville Engineering Co Inc (b)	2,652	44,473
Miller Industries Inc/TN	2,481	101,101
Mueller Water Products Inc Class A1	33,937	840,280
Proto Labs Inc (b)	5,150	222,068
REV Group Inc	11,229	556,397
SPX Technologies Inc (b)	10,094	1,841,045
Standex International Corp	2,626	432,607
Symbotic Inc Class A (b)(c)	8,688	468,718
Tennant CO	4,029	332,554
Terex Corp	14,238	724,145
Titan International Inc (b)	10,434	88,271
Trinity Industries Inc	17,755	413,692
Wabash National Corp	9,028	89,918
Watts Water Technologies Inc Class A	5,930	1,555,558
Worthington Enterprises Inc	6,676	413,712
		23,162,373
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	9,395	149,662
Passenger Airlines - 0.7%
Allegiant Travel Co (b)	3,101	160,136
Blade Air Mobility Inc (b)	13,472	53,753
Frontier Group Holdings Inc (b)	17,459	76,470
JetBlue Airways Corp (b)	65,424	290,483
Joby Aviation Inc Class A (b)	107,952	1,798,480
SkyWest Inc (b)	8,758	1,015,578
Sun Country Airlines Holdings Inc (b)	8,459	98,040
		3,492,940
Professional Services - 2.2%
Alight Inc Class A	97,092	520,413
Amentum Holdings Inc	32,658	815,470
Barrett Business Services Inc	5,570	256,053
BlackSky Technology Inc Class A (b)	5,374	103,396
Cbiz Inc (b)	11,559	706,486
Conduent Inc (b)	31,847	84,713
CRA International Inc	1,465	258,807
CSG Systems International Inc	5,953	371,824
Dun & Bradstreet Holdings Inc	67,709	616,152
First Advantage Corp (b)	13,038	225,427
Franklin Covey Co (b)	2,401	47,324
Heidrick & Struggles International Inc	4,473	199,183
Huron Consulting Group Inc (b)	3,440	454,355
ICF International Inc	3,961	332,288
Innodata Inc (b)(c)	6,015	330,224
Insperity Inc	7,791	464,188
Kelly Services Inc Class A	6,847	83,876
Kforce Inc	3,666	127,760
Korn Ferry	11,188	792,894
Legalzoom.com Inc (b)	24,281	218,286
Mistras Group Inc (b)	4,198	33,332
NV5 Global Inc (b)	11,290	253,461
Parsons Corp (b)	10,182	755,504
Planet Labs PBC Class A (b)	47,169	294,806
Resolute Holdings Management Inc	785	31,816
Resources Connection Inc	6,960	35,218
Spire Global Inc Class A (b)(c)	6,246	62,647
TriNet Group Inc	6,522	442,257
TrueBlue Inc (b)	6,451	46,576
TTEC Holdings Inc (b)	4,175	20,791
UL Solutions Inc Class A	13,507	987,632
Upwork Inc (b)	26,324	314,835
Verra Mobility Corp Class A (b)	34,504	871,571
Willdan Group Inc (b)	2,911	248,308
		11,407,873
Trading Companies & Distributors - 1.7%
Alta Equipment Group Inc Class A	4,376	33,957
BlueLinx Holdings Inc (b)	1,722	126,171
Boise Cascade Co	8,157	683,638
Custom Truck One Source Inc Class A (b)	11,183	69,223
Distribution Solutions Group Inc (b)	2,012	60,299
DNOW Inc (b)	23,041	358,518
DXP Enterprises Inc/TX (b)	2,735	309,766
Global Industrial Co	3,035	103,372
GMS Inc (b)	8,300	910,012
Herc Holdings Inc	7,038	822,109
Hudson Technologies Inc (b)	8,240	77,374
McGrath RentCorp	5,340	666,379
Mrc Global Inc (b)	18,506	271,668
MSC Industrial Direct Co Inc Class A	9,670	837,615
NPK International Inc (b)	18,186	164,038
QXO Inc (b)	104,376	2,093,783
Rush Enterprises Inc Class A	13,266	718,221
Titan Machinery Inc (b)	4,304	83,153
Transcat Inc (b)	2,000	152,860
Willis Lease Finance Corp	636	90,045
Xometry Inc Class A (b)	10,055	325,179
		8,957,380
TOTAL INDUSTRIALS		100,104,361

Information Technology - 13.9%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	15,456	143,586
Applied Optoelectronics Inc (b)(c)	11,348	259,529
Aviat Networks Inc (b)	2,465	53,243
Calix Inc (b)	12,503	708,795
Clearfield Inc (b)	2,473	108,342
CommScope Holding Co Inc (b)	46,613	382,227
Digi International Inc (b)	7,993	260,652
Extreme Networks Inc (b)	28,852	509,526
Harmonic Inc (b)	24,345	207,176
Netgear Inc (b)	6,193	143,987
NetScout Systems Inc (b)	15,343	328,647
Ribbon Communications Inc (b)	19,777	74,362
Viasat Inc (b)	18,327	301,113
Viavi Solutions Inc (b)	48,081	483,214
		3,964,399
Electronic Equipment, Instruments & Components - 3.3%
908 Devices Inc (b)	5,863	38,403
Advanced Energy Industries Inc	8,164	1,134,143
Aeva Technologies Inc (b)	7,217	134,525
Arlo Technologies Inc (b)	22,260	360,612
Avnet Inc	18,140	960,332
Badger Meter Inc	6,367	1,201,835
Bel Fuse Inc Class B	2,271	295,321
Belden Inc	8,538	1,055,724
Benchmark Electronics Inc	7,904	304,304
Climb Global Solutions Inc	842	99,356
Crane NXT Co	10,695	634,641
CTS Corp	6,445	252,580
Daktronics Inc (b)	9,154	148,478
ePlus Inc (b)	5,679	367,886
Evolv Technologies Holdings Inc Class A (b)	24,286	159,195
IPG Photonics Corp (b)	5,752	430,767
Itron Inc (b)	9,847	1,226,345
Kimball Electronics Inc (b)	5,260	98,678
Knowles Corp (b)	18,772	381,259
Lightwave Logic Inc (b)(c)	26,780	62,397
Methode Electronics Inc	7,675	50,348
MicroVision Inc (b)(c)	53,501	59,386
Mirion Technologies Inc Class A (b)	40,515	905,510
Napco Security Technologies Inc	7,689	234,745
nLight Inc (b)	10,634	223,420
OSI Systems Inc (b)	3,381	747,235
Ouster Inc Class A (b)	10,109	236,348
PAR Technology Corp (b)	8,781	533,709
PC Connection Inc	2,600	160,134
Plexus Corp (b)	5,874	748,935
Powerfleet Inc NJ (b)	24,716	100,347
Red Cat Holdings Inc (b)(c)	13,683	113,295
Rogers Corp (b)	3,623	237,596
Sanmina Corp (b)	11,560	1,341,423
ScanSource Inc (b)	4,482	174,081
SmartRent Inc Class A (b)	35,463	35,818
TTM Technologies Inc (b)	22,025	1,040,681
Vishay Intertechnology Inc	24,547	402,325
Vishay Precision Group Inc (b)	2,615	69,350
		16,761,467
IT Services - 0.3%
Applied Digital Corp (b)(c)	38,674	508,177
Backblaze Inc Class A (b)	10,151	50,653
BigBear.ai Holdings Inc (b)(c)	29,421	186,823
BigCommerce Holdings Inc (b)	14,413	68,894
Couchbase Inc (b)	9,286	225,278
DigitalOcean Holdings Inc (b)	13,671	380,875
Fastly Inc Class A (b)	28,618	194,316
Grid Dynamics Holdings Inc (b)	13,551	128,599
Hackett Group Inc/The	5,516	129,019
Rackspace Technology Inc (b)	17,455	21,121
TSS Inc/MD (b)(c)	3,020	82,144
Unisys Corp (b)	15,334	63,329
		2,039,228
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research Inc Class A (b)	10,762	326,734
Aehr Test Systems (b)(c)	6,014	101,637
Alpha & Omega Semiconductor Ltd (b)	5,257	133,896
Ambarella Inc (b)	8,658	572,207
Amkor Technology Inc	24,485	552,382
Atomera Inc (b)	6,575	32,875
Axcelis Technologies Inc (b)	6,982	472,612
CEVA Inc (b)	5,154	110,141
Cohu Inc (b)	9,988	178,386
Credo Technology Group Holding Ltd (b)	31,596	3,524,534
Diodes Inc (b)	10,084	497,847
FormFactor Inc (b)	16,761	476,180
Ichor Holdings Ltd (b)	7,327	145,001
Impinj Inc (b)	5,091	786,967
Kopin Corp (b)	32,046	57,362
MACOM Technology Solutions Holdings Inc (b)	12,863	1,764,032
MaxLinear Inc Class A (b)	16,903	267,405
Navitas Semiconductor Corp Class A (b)(c)	28,879	211,683
NVE Corp	1,065	67,446
PDF Solutions Inc (b)	6,767	150,430
Penguin Solutions Inc (b)	11,338	267,237
Photronics Inc (b)	13,712	279,176
Rigetti Computing Inc Class A (b)(c)	55,301	801,865
Semtech Corp (b)	18,762	958,738
SiTime Corp (b)	4,528	918,505
SkyWater Technology Inc (b)	4,867	43,560
SolarEdge Technologies Inc (b)	12,699	325,856
Ultra Clean Holdings Inc (b)	9,700	218,444
Veeco Instruments Inc (b)	12,887	267,792
		14,510,930
Software - 6.1%
8x8 Inc (b)	28,463	55,218
A10 Networks Inc	15,585	287,076
ACI Worldwide Inc (b)	22,697	965,984
Adeia Inc	23,414	303,211
Agilysys Inc (b)	4,876	556,254
Alarm.com Holdings Inc (b)	10,807	590,386
Alkami Technology Inc (b)	14,798	329,847
Amplitude Inc Class A (b)	18,944	231,685
Appfolio Inc Class A (b)	4,985	1,332,889
Appian Corp Class A (b)	9,279	256,193
Arteris Inc (b)	5,618	55,393
Asana Inc Class A (b)	19,765	290,150
AvePoint Inc Class A (b)	24,118	460,171
Blackbaud Inc (b)	8,182	551,630
BlackLine Inc (b)	11,228	603,842
Blend Labs Inc Class A (b)	42,301	140,016
Braze Inc Class A (b)	15,029	418,858
C3.ai Inc Class A (b)(c)	25,501	600,804
Ccc Intelligent Solutions Holdings Inc Class A (b)	104,012	1,005,796
Cerence Inc (b)	9,297	79,954
Cipher Mining Inc (b)	51,091	278,957
Cleanspark Inc (b)(c)	60,260	685,156
Clear Secure Inc Class A	20,058	589,906
Clearwater Analytics Holdings Inc Class A (b)	52,310	1,059,801
Confluent Inc Class A (b)	61,898	1,097,142
Consensus Cloud Solutions Inc (b)	3,872	78,137
Core Scientific Inc (b)(c)	64,471	872,937
Daily Journal Corp (b)	198	79,117
Digimarc Corp (b)	3,214	38,375
Digital Turbine Inc (b)	20,338	110,842
Domo Inc Class B (b)	7,403	121,853
E2open Parent Holdings Inc Class A (b)	45,271	149,394
Expensify Inc Class A (b)	11,323	22,986
Freshworks Inc Class A (b)	42,477	551,776
Gitlab Inc Class A (b)	27,427	1,201,577
I3 Verticals Inc Class A (b)	4,794	134,136
Informatica Inc Class A (b)	17,725	437,808
Intapp Inc (b)	11,680	467,784
InterDigital Inc	5,609	1,448,245
Jamf Holding Corp (b)	13,907	110,422
Klaviyo Inc Class A (b)	22,891	711,910
LiveRamp Holdings Inc (b)	14,370	471,623
MARA Holdings Inc (b)(c)	76,171	1,224,830
Meridianlink Inc (b)	5,859	93,627
Mitek Systems Inc (b)	9,860	88,937
N-able Inc/US (b)	15,484	125,111
nCino Inc (b)	20,004	558,612
NCR Voyix Corp (b)	29,963	408,096
NextNav Inc Class A (b)	14,491	214,322
Olo Inc Class A (b)	25,383	266,014
OneSpan Inc	7,836	115,581
Onestream Inc Class A (b)	16,221	386,871
Ooma Inc (b)	5,635	64,126
PagerDuty Inc (b)	19,867	320,256
Pegasystems Inc	19,265	1,131,048
Porch Group Inc (b)	20,667	260,818
Progress Software Corp	9,361	450,077
PROS Holdings Inc (b)	9,484	148,804
Q2 Holdings Inc (b)	13,465	1,093,358
Red Violet Inc	2,514	111,446
Rekor Systems Inc (b)(c)	25,290	28,578
Riot Platforms Inc (b)(c)	67,502	905,202
SEMrush Holdings Inc Class A (b)	7,480	67,021
SoundHound AI Inc Class A (b)(c)	79,933	825,708
Sprinklr Inc Class A (b)	24,752	223,016
Sprout Social Inc Class A (b)	11,154	191,291
Telos Corp (b)	11,521	29,609
Terawulf Inc (b)(c)	66,151	341,339
Verint Systems Inc (b)	13,177	280,407
Veritone Inc (b)(c)	8,437	18,730
Vertex Inc Class A (b)	12,384	410,777
Viant Technology Inc Class A (b)	3,394	49,213
Weave Communications Inc (b)	8,897	64,948
Xperi Inc (b)	9,903	59,616
Yext Inc (b)	22,882	185,802
Zeta Global Holdings Corp Class A (b)	45,812	716,958
		31,295,390
Technology Hardware, Storage & Peripherals - 0.6%
CompoSecure Inc Class A (b)	8,889	126,313
Corsair Gaming Inc (b)	9,780	88,607
Diebold Nixdorf Inc (b)	8,110	456,512
Eastman Kodak Co (b)	15,966	106,972
Immersion Corp	6,311	43,987
IonQ Inc (b)(c)	48,778	1,944,779
Turtle Beach Corp (b)	3,542	51,500
Xerox Holdings Corp	25,170	101,939
		2,920,609
TOTAL INFORMATION TECHNOLOGY		71,492,023

Materials - 3.1%
Chemicals - 1.7%
AdvanSix Inc	5,805	116,797
American Vanguard Corp (b)	5,726	22,102
Arq Inc (b)	6,719	35,947
ASP Isotopes Inc (b)(c)	11,924	108,151
Aspen Aerogels Inc (b)	14,416	110,427
Cabot Corp	11,645	840,536
Ecovyst Inc (b)	22,727	195,679
Ginkgo Bioworks Holdings Inc Class A (b)	8,856	116,368
Hawkins Inc	4,111	671,244
HB Fuller Co	11,752	660,462
Ingevity Corp (b)	7,941	331,854
Innospec Inc	5,389	430,581
Intrepid Potash Inc (b)	2,065	68,723
Koppers Holdings Inc	4,307	141,528
Kronos Worldwide Inc	4,851	25,953
LSB Industries Inc (b)	11,505	88,934
Mativ Holdings Inc	11,772	77,931
Minerals Technologies Inc	6,822	396,699
NewMarket Corp	1,633	1,121,871
Origin Materials Inc Class A (b)	27,596	20,090
Perimeter Solutions Inc	30,209	487,271
PureCycle Technologies Inc (b)(c)	32,382	434,243
Quaker Chemical Corp	2,932	335,479
Rayonier Advanced Materials Inc (b)	14,244	54,697
Sensient Technologies Corp	9,192	1,032,170
Stepan Co	4,590	233,034
Trinseo PLC	7,732	20,644
Tronox Holdings PLC	25,206	80,407
Westlake Corp	7,169	568,502
		8,828,324
Construction Materials - 0.0%
United States Lime & Minerals Inc	2,277	226,744
Containers & Packaging - 0.3%
Ardagh Metal Packaging SA	31,141	123,318
Greif Inc Class A	5,624	356,730
Myers Industries Inc	8,112	118,841
O-I Glass Inc (b)	33,581	436,889
Ranpak Holdings Corp Class A (b)	9,627	35,139
TriMas Corp	8,143	290,949
		1,361,866
Metals & Mining - 1.0%
Alpha Metallurgical Resources Inc (b)	2,363	278,999
Century Aluminum Co (b)	11,269	238,677
Coeur Mining Inc (b)	138,349	1,202,253
Compass Minerals International Inc (b)	7,360	146,685
Contango ORE Inc (b)	2,099	39,125
Hecla Mining Co	137,068	786,770
Idaho Strategic Resources Inc (b)	2,597	42,591
Ivanhoe Electric Inc / US (b)	19,964	190,856
Kaiser Aluminum Corp	3,476	268,730
Materion Corp	4,503	474,166
Mesabi Trust (c)	2,843	83,186
Metallus Inc (b)	8,040	127,032
Olympic Steel Inc	2,180	67,798
Piedmont Lithium Inc (b)(c)	4,372	31,915
Ramaco Resources Inc Class A	5,745	116,911
Ryerson Holding Corp	5,961	122,797
SunCoke Energy Inc	18,494	136,671
Warrior Met Coal Inc	11,322	581,724
Worthington Steel Inc	7,592	231,708
		5,168,594
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	3,489	78,712
Sylvamo Corp	7,369	339,490
		418,202
TOTAL MATERIALS		16,003,730

Real Estate - 5.4%
Diversified REITs - 0.6%
Alexander & Baldwin Inc	15,720	282,646
Alpine Income Property Trust Inc	2,785	39,128
American Assets Trust Inc	10,156	193,269
Armada Hoffler Properties Inc Class A	17,293	118,111
Broadstone Net Lease Inc Class A	41,054	666,717
CTO Realty Growth Inc	6,411	105,846
Essential Properties Realty Trust Inc	42,464	1,294,727
Gladstone Commercial Corp	10,067	132,381
Global Net Lease Inc	41,401	289,393
One Liberty Properties Inc	3,515	78,666
		3,200,884
Health Care REITs - 0.8%
CareTrust REIT Inc	41,431	1,317,506
Community Healthcare Trust Inc	5,518	84,812
Diversified Healthcare Trust	46,634	152,493
Global Medical REIT Inc	13,740	91,783
LTC Properties Inc	9,922	337,745
National Health Investors Inc	10,136	708,101
Sabra Health Care REIT Inc	51,523	928,960
Sila Realty Trust Inc	11,913	291,154
Universal Health Realty Income Trust	2,812	109,077
		4,021,631
Hotel & Resort REITs - 0.5%
Apple Hospitality REIT Inc	47,989	563,871
Chatham Lodging Trust	10,707	73,021
DiamondRock Hospitality Co	44,231	341,463
Pebblebrook Hotel Trust	25,799	258,764
RLJ Lodging Trust	32,191	238,213
Service Properties Trust	35,709	93,915
Summit Hotel Properties Inc	23,489	122,613
Sunstone Hotel Investors Inc	42,686	373,503
Xenia Hotels & Resorts Inc	21,255	270,151
		2,335,514
Industrial REITs - 0.0%
Plymouth Industrial REIT Inc	8,517	123,667
Office REITs - 0.7%
Brandywine Realty Trust	37,236	148,944
COPT Defense Properties	24,476	667,705
Easterly Government Properties Inc	9,125	200,750
Empire State Realty Trust Inc Class A	29,375	212,675
Hudson Pacific Properties Inc (b)	72,509	177,647
JBG SMITH Properties (c)	15,656	331,594
NET Lease Office Properties (b)	3,143	104,316
Orion Properties Inc	10,883	28,513
Paramount Group Inc (b)	39,421	241,257
Peakstone Realty Trust	7,924	107,766
Piedmont Realty Trust Inc Class A1	26,625	201,285
Postal Realty Trust Inc Class A	4,949	67,851
SL Green Realty Corp	15,335	877,930
		3,368,233
Real Estate Management & Development - 0.7%
Anywhere Real Estate Inc (b)	21,067	97,330
Compass Inc Class A (b)	92,769	736,586
Cushman & Wakefield PLC (b)	50,182	611,719
Douglas Elliman Inc (b)	14,939	41,082
eXp World Holdings Inc	18,692	201,500
Forestar Group Inc (b)	4,025	99,820
Kennedy-Wilson Holdings Inc	25,559	187,092
Marcus & Millichap Inc	5,229	162,936
Newmark Group Inc Class A	32,613	494,739
Opendoor Technologies Inc Class A (b)(c)	139,460	256,606
RE/MAX Holdings Inc Class A (b)	4,151	31,921
RMR Group Inc/The Class A	3,638	58,426
Seaport Entertainment Group Inc (b)	1,755	40,488
St Joe Co/The	8,254	416,827
Tejon Ranch Co (b)	5,366	96,373
		3,533,445
Residential REITs - 0.2%
Apartment Investment and Management Co Class A	28,288	237,902
Centerspace	3,609	196,438
Elme Communities	19,250	290,290
NexPoint Residential Trust Inc	4,721	147,201
UMH Properties Inc	16,937	275,734
Veris Residential Inc	17,317	243,823
		1,391,388
Retail REITs - 1.1%
Acadia Realty Trust	28,439	532,378
Alexander's Inc	461	115,799
CBL & Associates Properties Inc	3,073	83,155
Curbline Properties Corp	20,603	455,326
FrontView REIT Inc	3,569	42,007
Getty Realty Corp	11,039	306,774
InvenTrust Properties Corp	16,998	468,635
Macerich Co/The	54,572	911,898
NETSTREIT Corp	17,558	320,082
Phillips Edison & Co Inc	27,135	916,892
Saul Centers Inc	2,632	84,803
SITE Centers Corp	10,031	108,034
Tanger Inc	24,490	735,190
Urban Edge Properties	27,244	537,252
Whitestone REIT	9,659	117,743
		5,735,968
Specialized REITs - 0.8%
EPR Properties	16,472	906,619
Farmland Partners Inc	8,795	92,083
Four Corners Property Trust Inc	21,867	551,923
Gladstone Land Corp	7,203	66,267
Millrose Properties Inc Class A	26,038	780,880
Outfront Media Inc	30,070	527,127
PotlatchDeltic Corp	15,519	634,572
Safehold Inc	9,826	137,466
Uniti Group Inc (b)	52,943	281,657
		3,978,594
TOTAL REAL ESTATE		27,689,324

Utilities - 2.2%
Electric Utilities - 1.0%
ALLETE Inc	12,547	827,224
Hawaiian Electric Industries Inc (b)	37,529	402,311
MGE Energy Inc	7,933	673,829
Oklo Inc Class A (b)(c)	19,273	1,476,119
Otter Tail Corp	9,085	701,180
TXNM Energy Inc	20,001	1,135,857
		5,216,520
Gas Utilities - 0.4%
Chesapeake Utilities Corp	5,064	607,072
Northwest Natural Holding Co	8,685	346,705
Spire Inc	12,766	950,685
		1,904,462
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy Inc Class A	8,737	268,925
Clearway Energy Inc Class C	16,927	552,328
Hallador Energy Co (b)	7,016	123,761
		945,014
Multi-Utilities - 0.3%
Avista Corp	17,343	646,894
Northwestern Energy Group Inc	13,208	709,270
Unitil Corp	3,521	181,612
		1,537,776
Water Utilities - 0.4%
American States Water Co	8,374	616,243
Cadiz Inc (b)	11,103	35,307
California Water Service Group	12,953	588,973
Consolidated Water Co Ltd	3,239	94,222
H2O America	6,803	328,517
Middlesex Water Co	3,881	200,260
York Water Co/The	3,145	95,168
		1,958,690
TOTAL UTILITIES		11,562,462

TOTAL UNITED STATES		504,230,824
TOTAL COMMON STOCKS (Cost $459,618,459)		512,624,256

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $190,553)	4.25	191,000	190,544

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	2,180,471	2,180,907
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	26,106,224	26,108,835
TOTAL MONEY MARKET FUNDS (Cost $28,289,742)			28,289,742

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $488,098,754)	541,104,542
NET OTHER ASSETS (LIABILITIES) - (5.0)% (f)	(25,823,042)
NET ASSETS - 100.0%	515,281,500

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	24	Sep 2025	2,664,240	84,466	84,466

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $159,789 or 0.0% of net assets.

(e)	Level 3 security
(f)	Includes $20,000 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $190,544.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	317,847	21,835,469	19,972,409	23,130	-	-	2,180,907	2,180,471	0.0%
Fidelity Securities Lending Cash Central Fund	15,452,859	58,081,869	47,425,893	149,724	-	-	26,108,835	26,106,224	0.1%
Total	15,770,706	79,917,338	67,398,302	172,854	-	-	28,289,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.